Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties

NOTE 8 – RELATED PARTIES

On May 30, 2019, ScoutCam Ltd. entered into an intercompany agreement with Medigus (the “Intercompany Agreement”) according to which ScoutCam Ltd. agreed to hire and retain certain services from Medigus. The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense

In addition, ScoutCam Ltd.’s employees provide support services to Medigus.

On April 20, 2020, ScoutCam Ltd. entered into an amended and restated intercompany services agreement with Medigus.

Balances with related parties:

	March 31, 2021	December 31, 2020

Receivable from Parent Company	1	47

NOTE 8 – RELATED PARTIES:

a.	On May 30, 2019, ScoutCam entered into an intercompany agreement with Medigus (the “Intercompany Agreement”) according to which ScoutCam agreed to hire and retain certain services from Medigus. The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent Company cost; (6) CFO services at a sum of 50% of Parent Company CFO employer cost; (7) every direct expense of ScoutCam that is paid by the Parent Company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the respective portion of the Mutual Expense.

The total expenses for year ended December 31, 2019 amounted to USD 329 thousand. As of December 31, 2019, the balance with Medigus amounted to USD 73 thousand.

On April 20, 2020, the Subsidiary entered into an amended and restated intercompany services agreement with Medigus. The agreed upon services provided under the amended and restated Intercompany Agreement included:

1) lease of office space based on actual space utilized by the Parent Company and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a Subsidiary employee car; (5) directors and officers insurance the Parent Company shall pay $150,000 of the annual premium.; (6) CFO services at a sum of 50% of Parent Company CFO employer cost; (7) every direct expense of the Subsidiary that is paid by the Parent Company in its entirety subject to approval of such direct expenses in advance; and (7) any other mutual expense that is borne by the parties according to the respective portion of the mutual expense.

The total net expenses for year ended December 31, 2020 amounted to USD 143 thousand. As of December 31, 2020, the balance with Medigus amounted to USD 47 thousand.

In addition, ScoutCam’s employees provide support services to Medigus. For additional information see note 11b.

b.	On June 3, 2019, the Parent Company executed a capital contribution with ScoutCam whereby it paid an aggregate amount of USD 720 thousand.

c.	On July 31, 2019, ScoutCam and Prof. Benad Goldwasser entered into a consulting agreement, whereby Prof. Goldwasser agreed to serve as chairman of the Board of Directors of ScoutCam. The consulting agreement effective retroactively to March 1, 2019, in consideration for, inter alia, a monthly fee of $10,000 and options representing 5% of Company’s fully-diluted share capital as of the Closing Date.

d.	On August 27, 2019, the Parent Company provided ScoutCam with a line of credit in the aggregate amount of USD 500 thousand and, in exchange, ScoutCam agreed to grant the Parent Company a capital note that will bear an annual interest rate of 4%. The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020. The said note is presented in the consolidated balance sheets within “Loan from Parent Company”.

On June 23, 2020, the Company and Medigus entered into a certain Conversion Side Letter, pursuant to which the Company converted US$381,136 worth of outstanding credit previously extended by Medigus to the Company, which amount, as of the date thereof, included interest accrued thereon. In accordance with the terms of the Conversion Side Letter, the Company issued to Medigus, at a purchase price of US$0.968, (a) 787,471 shares of common stock, (b) warrants to purchase 393,736 shares of common stock at an exercise price of US$0.595, and (c) warrants to purchase 787,471 shares of common stock at an exercise price of US$0.893.

e.	On September 3, 2019, a certain Asset Transfer Agreement, by and between ScoutCam and the Parent Company dated May 28, 2019, became effective. According to the Asset Transfer Agreement, the Company transferred certain assets (property and equipment) with a nil carrying amount to the Parent Company in consideration of USD 168 thousand. The assets were then sold to a third party. The excess of the said consideration over the carrying amount was directly recorded to shareholders’ equity.

f.	During December 2019, the Company entered into a consulting agreement with Shrem Zilberman Group (the “Consultant”) in the amount of USD 165 thousand (see also note 9b). A director of the Company is related to one of the Consultant’s shareholders.

g.	On February 12, 2020, the Company’s Board of Directors authorized the grant of options to purchase 2,235,691 shares of common stock of the Company to Professor Benad Goldwasser, the Company’s Chairman of the Board, and options to purchase 1,865,346 shares of common stock of the Company to certain officers of the Company. Each option is exercisable into one share of common stock of the Company of $0.001 par value at an exercise price of $0.29. See also note 13b.

h.	On March 15, 2020, the Company’s Board of Directors approved, among other things, a quarterly fee of $4,000 payable to each of the Company’s directors, excluding Professor Benad Goldwasser; and a grant of options to purchase 576,888 shares of common stock of the Company to each of the Company’s currently serving directors, excluding Professor Benad Goldwasser. The terms of the options granted to the Company’s currently serving directors include (i) an exercise price of $0.29 (ii) a vesting schedule whereby 33.33% of the options granted will vest on the first anniversary of March 15, 2020, and 8.33% of the options will vest at the end of each subsequent three-month period thereafter over the course of the following two (2) years; and (iii) an acceleration mechanism pursuant to which any outstanding and unvested option shall immediately accelerate and vest upon the occurrence of certain events, including, inter alia, a merger or sale of all assets of the Company.

i.	On April 20, 2020, Medigus and ScoutCam entered into that certain Intercompany Services Agreement, which amended and restated the intercompany services agreement executed between the parties on May 30, 2019. The agreement has an initial term of one year, and renews automatically for additional one-year periods, unless either party provides 60 (sixty) days written notice of non renewal. Either Medigus or ScoutCam may terminate the agreement for convenience upon providing 60 (sixty) days prior written notice. The services to be provided by ScoutCam include, inter alia, the provision of office space, utilities, car services, insurance and chief financial officer services. In consideration for the foregoing services, ScoutCam is entitled to arm’s length service fees based on the most recent transfer pricing analysis as performed by an external expert, which may be adjusted from time to time.

j.

On May 18, 2020, in connection with the Arkin Transaction (as defined below), the Company, Medigus and Arkin (as defined below), entered into the Letter Agreement, whereby, provided the Company obtains certain regulatory approvals described therein, Medigus and the Company agreed to amend certain terms of the Amended and Restated Asset Transfer Agreement and the License Agreement, thereby transferring outright certain patent assets from Medigus to the Company; provided, however, that in the event the Company abandons the foregoing patent assets, the Company must transfer back ownership of the patent assets to Medigus for no additional consideration and absent any additional contingencies.

Also, on May 18, 2020, and in connection with the Arkin Transaction, the Company, Medigus and Arkin entered into a Voting Agreement, pursuant to which Arkin and Medigus each agreed to vote their respective shares of common stock in favor of the election of the opposite party’s designated representative(s), as applicable, to the Board. Each of Arkin’s and Medigus’ rights under the Voting Agreement are contingent upon, inter alia, such party maintaining a certain beneficial ownership threshold in the Company, as follows:

at each annual or special meeting of stockholders at which an election of directors is held or pursuant to any written consent of the stockholders, (a) one person designated by Arkin shall be elected to the Board, for so long as Arkin, together with its Affiliates, continues to own beneficially at least eight (8%) of the issued and outstanding capital stock of the Company (“Arkin Director”), and (b) (i) three persons designated by Medigus shall be elected to the Board, for so long as Medigus, together with its Affiliates, continues to own beneficially at least thirty five (35%) of the issued and outstanding capital stock of the Company, or (ii) two persons designated by Medigus for so long as Medigus, together with its Affiliates, continues to own beneficially less than thirty five (35%) and more than twenty (20%) of the issued and outstanding capital stock of the Company, or (iii) one person designated by Medigus for so long as Medigus, together with its Affiliates, continues to own beneficially less than twenty (20%) and more than eight (8%) of the issued and outstanding capital stock of the Company.

k.	On June 22, 2020, the Company’s Board of Directors authorized the grant of options to purchase 628,163 shares of common stock to Prof. Benad Goldwasser, Chairman of the Board, and 628,162 options to purchase shares of common stock to CEO and director of the Company. Each option is exercisable into one share of common stock at an exercise price of $0.29.

l.	On November 11, 2020, the Company’s Board of Directors authorized the grant of options to purchase 144,222 shares of common stock to director of the Company. Each option is exercisable into one share of common stock at an exercise price of $0.35.